SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Liabilities measured at fair value

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2021		December 31, 2020
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$210,929	$210,929	$24,336	$24,336
Asset Retirement Obligation (see Note 8)	214,960	214,960	197,904	197,904